Related Parties Transactions	12 Months Ended
Dec. 31, 2017
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 15:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $1,638, $3,950 and $2,511, in aggregate for the years ended December 31, 2015, 2016 and 2017, respectively and acquired services and hardware amounting to approximately $231, $102 and $165 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, the Company had trade payables balances due to its related parties in amount of approximately $107 and $64. In addition, as of December 31, 2016 and 2017, the Company had trade and other receivables balances due from its related parties in amount of approximately $1,909 and $931.